Income Tax - Schedule of Movement of Valuation Allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Beginning Balance	$ (49,928)	$ (17,269)
Additions	(13,287)	(32,659)
Ending Balance	$ (63,215)	$ (49,928)